Filed pursuant to 497(k)

File Nos.  033-49098 and 811-06719

STERLING CAPITAL FUNDS

SUPPLEMENT DATED AUGUST 6, 2021

TO THE

RETAIL AND INSTITUTIONAL CLASS SUMMARY PROSPECTUSES OF

STERLING CAPITAL SMID OPPORTUNITIES FUND,

EACH DATED FEBRUARY 1, 2021

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Retail and Institutional Summary Prospectuses of Sterling Capital SMID Opportunities Fund (the “Fund”), each dated February 1, 2021 (the “Summary Prospectuses”).

Effective August 31, 2021, Lee D. Houser and James L. Curtis are appointed as co-portfolio managers of the Fund.

Accordingly, the “Management—Portfolio Managers” section in the Summary Prospectuses is hereby deleted and replaced with the following:

Portfolio Managers

Lee D. Houser, CFA

Executive Director of Sterling Capital and Co-Portfolio Manager
Since August 2021

James L. Curtis, CFA

Director of Sterling Capital and Co-Portfolio Manager

Since August 2021

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES FOR FUTURE REFERENCE.